DEFERRED TAX ASSETS/ LIABILITIES (Details - Deferred tax assets and liabilities) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets Liabilities
Deferred tax assets	$ 0	$ 0
Deferred tax liabilities	$ 0	$ 0